The JPM Institutional Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

October 23, 1996

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for The JPM Institutional Funds with respect to The JPM Institutional Tax Exempt Money Market Fund and The JPM Institutional Tax Exempt Bond Fund
        (Registration Statement File No. 33-54642)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within two months of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.    Name and address of Issuer:   The JPM Institutional Funds
                                    60 State Street, Suite 1300
                                    Boston, MA  02109

2.    Name of each series or class of funds for which this notice is filed:
      The JPM Institutional Tax Exempt Money Market Fund
      The JPM Institutional Tax Exempt Bond Fund

3.    Investment Company Act File Number:  811-07342
      Securities Act File Number:  33-54642

4.    Last day of fiscal year for which this notice is filed:  August 31, 1996

5.    Not applicable

6.    Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9.    Number and aggregate sale price of securities sold during the fiscal year:
      The JPM Institutional Tax Exempt Money
       Market Fund                                390,767,052   $390,767,052
      The JPM Institutional Tax Exempt Bond Fund    8,524,989   $ 85,177,277
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Division of Investment Management
Securities and Exchange Commission
October 23, 1996
Page 2


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
      The JPM Institutional Tax Exempt Money
       Market Fund                                390,767,052   $390,767,052
      The JPM Institutional Tax Exempt Bond Fund    8,524,989   $ 85,177,277


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:
      The JPM Institutional Tax Exempt Money
       Market Fund                                  4,550,309   $4,550,309
      The JPM Institutional Tax Exempt Bond Fund      101,927   $1,021,052

12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on Rule 24f-2
            (from Item 10):                                      $475,944,329

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                      +  5,571,361

      (iii) Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):              - 355,726,082

      (iv)  Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to Rule 24e-2 (if applicable):         +          0

      (v)   Net aggregate price of securities sold and
            issued during the fiscal year in reliance on
            Rule 24f-2 (line (i), plus line (ii), less
            line (iii), plus line (iv) (if applicable):            125,789,608

      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation:                                       x   .00030303

      (vii) Fee due (line (i) or line (v) multiplied by
            line (vi):                                                 $38,118

13.   Date of wire transfer of filing to the Commission's lockbox depository:
      October 23, 1996
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Division of Investment Management
Securities and Exchange Commission
October 23, 1996
Page 3


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Very truly yours,

THE JPM INSTITUTIONAL FUNDS



By:  /s/ Richard W. Ingram
Richard W. Ingram
President and Treasurer